Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We own 50% of the common shares of Keytrade, a global fertilizer trading company headquartered near Zurich, Switzerland. Prior to our sale of the phosphate business in March 2014, we utilized Keytrade as our exclusive exporter of phosphate fertilizers from North America. Profits resulting from sales with Keytrade are eliminated until realized by Keytrade. Our sales to Keytrade were $151.8 million, $423.5 million and $397.4 million for 2014, 2013 and 2012, respectively. Accounts receivable—net includes $0.7 million and $42.2 million due from Keytrade as of December 31, 2014 and 2013, respectively. See Note 10—Equity Method Investments for additional information on Keytrade and information on related party transactions with our PLNL and GrowHow joint ventures.